Interest Charges and Related Fees - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest charges and related fees [line items]
Subordinated loans	€ 88	€ 62	€ 34
Trust pass-through securities	8	8	9
Borrowings	252	300	283
Other	164	136	108
Total	513	507	€ 435
Aegon N.V [member]
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	80	63
Borrowings	57	55
Other	2
Total	€ 139	€ 118